Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories	4. INVENTORIES Inventories consist of the following:

	Years Ended December 31,
	2021	2020
	(in thousands)
Work in progress	$538	$3
Finished goods	2,103	755

Inventory, net	$2,641	$758